Financial instruments - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	¥ 70,216	¥ 154,526
Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	16,549	25,785
Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	78,568	52,963
Recurring fair value measurement [member]
Assets:
Total assets	989,526	15,860,946
Liabilities:
Total liabilities	165,333	233,274
Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	16,549	25,785
Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	78,568	52,963
Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		15,835
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	14,553	15,778
Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	55,663	119,120
Recurring fair value measurement [member] | Bond Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		3,793
Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		411,764
Financial assets designated to be measured at FVPL		757,357
Financial assets required to be measured at FVOCI		6,134,141
Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL		1,225
Financial assets designated to be measured at FVPL		8,596
Financial assets required to be measured at FVOCI		71,752
Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	170	19,861
Financial assets required to be measured at FVOCI		804,808
Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		221,213
Financial assets designated to be measured at FVPL		50,569
Financial assets required to be measured at FVOCI	158	1,315,058
Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	6,601	27,506
Financial assets designated to be measured at FVPL		77,450
Financial assets required to be measured at FVOCI		414,930
Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI		108,580
Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	16,646	733,525
Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	470,508	4,227,643
Financial assets designated to be measured at FVOCI	467,489	388,827
Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	20,982	65,433
Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	6,972	15,255
Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		4,167
Recurring fair value measurement [member] | Derivatives [member] | Bond Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		1,286
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets		134,589
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL		3,494
Financial assets required to be measured at FVOCI		35,000
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets designated to be measured at FVPL		8,596
Financial assets required to be measured at FVOCI		11,055
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVOCI		11,087
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL		5,639
Financial assets required to be measured at FVOCI		4,612
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL		25,659
Financial assets required to be measured at FVOCI		29,447
Other Financial Assets Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	6,972	19,767
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL		493
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	6,972	13,821
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		4,167
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Bond Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		1,286
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member]
Assets:
Total assets		14,749,121
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		411,764
Financial assets designated to be measured at FVPL		753,863
Financial assets required to be measured at FVOCI		6,099,141
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL		1,225
Financial assets designated to be measured at FVPL		0
Financial assets required to be measured at FVOCI		60,697
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		19,828
Financial assets required to be measured at FVOCI		793,721
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		221,213
Financial assets designated to be measured at FVPL		44,930
Financial assets required to be measured at FVOCI		1,310,307
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		24,657
Financial assets designated to be measured at FVPL		51,791
Financial assets required to be measured at FVOCI		385,483
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI		108,580
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL		715,852
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL		3,740,189
Financial assets designated to be measured at FVOCI		5,880
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	982,554	957,469
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	170	33
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVOCI	158	139
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	6,601	2,849
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	16,646	17,673
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	470,508	487,454
Financial assets designated to be measured at FVOCI	467,489	382,947
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	20,982	64,940
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		1,434
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member]
Liabilities:
Total liabilities	115,785	43,607
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	9,906	11,594
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	35,663	10,912
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		1,016
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	14,553	15,778
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	55,663	514
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Bond Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		3,793
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member]
Liabilities:
Total liabilities	49,548	189,667
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	6,643	14,191
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	42,905	42,051
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		14,819
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		0
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	0	118,606
Level 1 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	595,469	4,341,247
Liabilities:
Total liabilities	0	4,307
Level 1 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	0	514
Level 1 [Member] | Recurring fair value measurement [member] | Bond Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		3,793
Level 1 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		41,867
Level 1 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	446,932	4,210,845
Financial assets designated to be measured at FVOCI	148,537	86,339
Level 1 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		910
Level 1 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Bond Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		1,286
Level 2 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	36,659	10,907,662
Liabilities:
Total liabilities	14,553	31,613
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		15,835
Level 2 [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	14,553	15,778
Level 2 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL		0
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		411,764
Financial assets designated to be measured at FVPL		757,357
Financial assets required to be measured at FVOCI		6,134,141
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL		1,225
Financial assets designated to be measured at FVPL		8,596
Financial assets required to be measured at FVOCI		71,752
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		19,828
Financial assets required to be measured at FVOCI		693,016
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		179,346
Financial assets designated to be measured at FVPL		50,569
Financial assets required to be measured at FVOCI	158	1,315,058
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL		24,657
Financial assets designated to be measured at FVPL		71,408
Financial assets required to be measured at FVOCI		353,862
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI		59,702
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL		666,662
Level 2 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	8,547	7,120
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	20,982	65,433
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	6,972	15,255
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		911
Level 3 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	357,398	612,037
Liabilities:
Total liabilities	150,780	197,354
Level 3 [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	16,549	25,785
Level 3 [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	78,568	52,963
Level 3 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	55,663	118,606
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	170	33
Financial assets required to be measured at FVOCI		111,792
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	6,601	2,849
Financial assets designated to be measured at FVPL		6,042
Financial assets required to be measured at FVOCI		61,068
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI		48,878
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	16,646	66,863
Level 3 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	15,029	9,678
Financial assets designated to be measured at FVOCI	¥ 318,952	302,488
Level 3 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		¥ 2,346